Document and Entity Information	Nov. 06, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000027904
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	DELTA AIR LINES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-05424
Entity Tax Identification Number	58-0218548
Entity Address, Address Line One	1030 Delta Boulevard
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30354-1989
City Area Code	(404)
Local Phone Number	715-2191
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	DAL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false